Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets And Goodwill [Abstract]
Intangible assets
15.	Intangible assets

Intangible assets consist of the following at (in thousands):

	Goodwill	Brand, trademarks & domain names	Customer relationships	Development costs	Total
Cost
At December 31, 2017	$38,449	$7,289	$2,384	$38,937	$87,059
Additions	-	-	-	50,978	50,978
Transfers	-	-	-	166	166
Foreign exchange movements	(2,406)	(443)	(145)	(4,602)	(7,596)
At December 31, 2018	36,043	6,846	2,239	85,479	130,607
Additions	305,526	958,407	3,878	78,401	1,346,212
Transfers	-	-	-	-	-
Foreign exchange movements	(502)	64	(107)	53	(492)
At December 31, 2019	341,067	965,317	6,010	163,933	1,476,327
Accumulated amortization
At December 31, 2017	-	(1,604)	(565)	(10,849)	(13,018)
Amortization for year	-	(459)	(1,057)	(14,683)	(16,199)
Transfers	-	-	-	-	-
Foreign exchange movements	-	123	96	1,736	1,955
At December 31, 2018	-	(1,940)	(1,526)	(23,796)	(27,262)
Amortization for year	-	(55,044)	(260)	(29,751)	(85,055)
Transfers	-	12	-	-	12
Foreign exchange movements	-	(42)	-	(1,013)	(1,055)
At December 31, 2019	-	(57,014)	(1,786)	(54,560)	(113,360)
Net book value
At December 31, 2018	36,043	4,906	713	61,683	103,345
At December 31, 2019	$341,067	$908,303	$4,224	$109,373	$1,362,967

Included within development costs is $1,156,000 (2018: $205,000) of assets that are under the course of construction. Amortization of this will commence once they have been brought into use.

Development costs relate to capitalized development expenses relating to development of internal software and developments of the Farfetch websites.

Additions to goodwill, brands, trademarks & domain names and customer relationships in 2019 arose due to the business combinations described in Note 5, and the incorporation of $1.9 million of brands, trademark and domain names from the acquisition of New Guards.

Amortization for all intangible assets is recorded in selling, general and administrative expenses.

Goodwill reflects the amount of consideration in excess of the fair value of net assets of business combinations. The Group tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired. Goodwill has been allocated to the following CGUs or group of CGUs. For details regarding additions to goodwill refer to Note 5. The goodwill amounts for each CGU or group of CGU consists of the following at December 31 (in thousands):

	2018	2019
CGU
Marketplace	$16,368	$130,993
Browns – Platform	19,675	19,015
CuriosityChina	-	3,039
New Guards	-	188,020
Total Goodwill	$36,043	$341,067

The recoverable amounts of the CGUs are determined from value in use calculations. The key assumptions for the value in use include (i) expected future revenue growth rates, including the terminal growth rate; (ii) anticipated operating margins; and (iii) the discount rates to be applied to the estimated future cash flows. Management estimates discount rates using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGUs and the group of units. The growth rates are based on industry growth forecasts.

The Group prepares cash flow forecasts derived from the most recent financial budgets approved by management for the next five to ten years, according to the nature and maturity of each CGU. The Group believes this period range is appropriate to capture the high growth rates seen in the markets in which our CGUs operate.

The key assumptions for the value in use calculations are the long term growth rate applied to year five or ten onwards and the pre-tax discount rates. The Group extrapolates the cash flows in the fifth or tenth year based on an estimated growth rate of 2% (2018: 2%). This rate does not exceed the average long-term growth rate for the relevant markets. The pre-tax discount rate used to discount the forecast cash flows ranges from 7.7% to 11.7% (2018: 9.7% to 11.8%). The pre-tax discount rate applied is derived from a market participant’s estimated weighted average cost of capital. The assumptions used in the calculation of the Group’s weighted average cost of capital are benchmarked to externally available data.

Management has performed sensitivities on key assumptions and based upon these believe that there are no indicators of impairment.

The recoverable amount of each CGU would equal its carrying amount if the key assumptions were to change as follows:

	Marketplace	Browns – Platform	CuriosityChina	New Guards
Budgeted revenue growth (change in pp)	(30)	(3)	(11)	(13)
Pre-tax discount rate (change in pp)	8	2	5	6
Long term growth rate (change in pp)	(8)	(3)	(7)	(10)